Income Tax Expense (Details 3) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Total	¥ 721,012,178	¥ 1,157,737,186	¥ 808,667,625
Cayman Islands [Member]
Income Tax Contingency [Line Items]
Total	(4,424,505)	(5,671)
BVI [Member]
Income Tax Contingency [Line Items]
Total	45,003	161,953	(8,859,599)
Hongkong entities [Member]
Income Tax Contingency [Line Items]
Total	2,014,052	(77,026)	(44,257)
PRC entities [Member]
Income Tax Contingency [Line Items]
Total	¥ 723,377,628	¥ 1,157,657,930	¥ 817,571,481